Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 10.1	$ 2.7	$ 32.7	$ 49.2	$ 47.6
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	7.8	7.4	29.6	27.9	22.4
Litigation settlement gain	(3.3)	0.0
Asset impairment charge	0.0	4.0	4.0	0.0	0.0
Share-based compensation expense	2.2	2.5	10.6	7.3	5.8
Deferred income taxes			2.1	3.1	0.6
Other			0.0	0.0	(0.9)
Changes in operating assets and liabilities:
Accounts receivable	(30.0)	(11.6)	13.7	3.8	(27.9)
Inventories	(6.5)	(3.5)	8.6	(15.4)	(8.7)
Prepaid and other current assets			(5.5)	8.8	(14.7)
Other current assets	(2.3)	(2.6)
Accounts payable and accrued expenses	27.3	16.8	(7.6)	(39.1)	29.4
Other noncurrent liabilities			(6.7)	(12.8)	10.1
Litigation settlement payment	(4.0)	0.0
Other	(3.5)	(5.7)	(10.0)	4.4	(7.8)
Net cash (used) provided by operating activities	(2.2)	10.0	71.5	37.2	55.9
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(6.1)	(8.9)	(28.5)	(36.5)	(25.8)
Proceeds from sale of assets			0.0	0.0	2.1
Business acquisitions, net of cash acquired			(23.4)	0.0	(72.7)
Net cash used by investing activities	(6.1)	(8.9)	(51.9)	(36.5)	(96.4)
FINANCING ACTIVITIES
Proceeds from (payments on) revolving credit facility, net	13.0	(4.5)	(36.2)	7.9	50.3
Payments on term loans and other debt	(3.0)	(1.1)	(4.5)	(3.6)	(6.6)
Proceeds from other long-term debt	0.0	4.7	34.9	2.3	14.2
Proceeds from (payments on) capital lease facilities, net	1.1	(0.7)	(1.2)	13.8	0.0
Dividend paid to parent			(2.5)	(17.0)	(10.0)
Income tax effect of share-based compensation exercises and vesting			(0.6)	0.9	1.3
Payment of acquisition earn-out			(2.0)	0.0	0.0
Other			0.0	0.0	(1.3)
Net cash (used) provided by financing activities	11.1	(1.6)	(12.1)	4.3	47.9
Effect of exchange rate changes on cash	0.7	0.8	(1.5)	(4.9)	(2.8)
Increase in cash and cash equivalents	3.5	0.3	6.0	0.1	4.6
Cash and cash equivalents at beginning of period	54.4	48.4	48.4	48.3	43.7
Cash and cash equivalents at end of period	$ 57.9	$ 48.7	54.4	48.4	48.3
Income taxes paid			8.7	19.0	25.8
Interest paid			$ 25.9	$ 25.7	$ 24.0